Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
U.S. Federal statutory income tax	35.00%	35.00%
State and local income tax, net of benefits	4.80%	4.90%
Fair value of Derivatives	22.40%	17.10%
Impact of changes in rates	0.00%	(0.20%)
Established/reversed tax deferrals (deferred tax liabilities) not thru provision	0.00%	(68.80%)
Other	(0.40%)	(1.30%)
Valuation allowance for deferred income tax assets	(61.60%)	13.20%
Effective income tax rate	0.20%	(0.10%)